SHARE BASED PAYMENTS - RSUs Awarded (Details)																6 Months Ended		12 Months Ended
	Dec. 29, 2017 EquityInstruments $ / shares	Oct. 23, 2017 EquityInstruments $ / shares	May 25, 2017 EquityInstruments $ / shares	Feb. 02, 2017 EquityInstruments $ / shares	Jan. 09, 2017 EquityInstruments $ / shares	Jan. 03, 2017 EquityInstruments $ / shares	Aug. 15, 2016 EquityInstruments $ / shares	Jun. 29, 2016 EquityInstruments $ / shares	May 27, 2016 EquityInstruments $ / shares	May 17, 2016	Mar. 15, 2016 EquityInstruments $ / shares	Sep. 01, 2015 EquityInstruments $ / shares	Jun. 24, 2015 EquityInstruments $ / shares	May 28, 2015 EquityInstruments $ / shares	Apr. 27, 2015 EquityInstruments $ / shares	Aug. 31, 2016 EquityInstruments	Sep. 30, 2015 EquityInstruments	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 USD ($) EquityInstruments $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 USD ($) EquityInstruments	Dec. 31, 2015 $ / shares	Dec. 31, 2015 USD ($) EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period																			3 years
Share based compensation expense | $																			$ 1,868,000		$ 2,748,000		$ 4,100,000
Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | EquityInstruments																16,992,192	13,332,262		15,757,216		18,267,192		13,322,262
Fair value at measurement date (Per RSU)																		$ 0.09		$ 0.18		$ 0.53
Measurement period																			3 years
Weighted average exercise price RSU (per share)																		$ 0.19		$ 0.11		$ 0.52
Weighted average remaining contractual life																			1 year 4 months 24 days
Share based compensation expense | $																			$ 2,100,000		$ 2,500,000		$ 4,100,000
Deferred Cash Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferred cash awards | $																		$ 2,302,645	2,302,645	$ 2,048,198	2,048,198
Share-based compensation (income) | $																			$ (200,000)
Share based compensation expense | $																					$ 200,000
Estimated deferred cash award, per unit																			$ 0.03
Liabilities from share-based payment transactions | $																		$ 16,000	$ 16,000
Vesting based on ATSR | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | EquityInstruments		745,000	3,724,191	6,627,667			800,000		4,342,331		6,824,950
Fair value at measurement date (Per RSU)		$ 0.03	$ 0.05	$ 0.12			$ 0.11		$ 0.10		$ 0.15
Measurement period		3 years	3 years	3 years			3 years		3 years		3 years
Vesting on issuance date | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | EquityInstruments									770,950				2,809,479
Fair value at measurement date (Per RSU)									$ 0.12				$ 0.40
Vesting percentage									100.00%				100.00%
Vesting on anniversary dates | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | EquityInstruments	2,660,358				250,000	250,000		3,853,961				321,000	4,267,002	1,545,113	28,874
Fair value at measurement date (Per RSU)	$ 0.07				$ 0.24	$ 0.22		$ 0.08				$ 0.25	$ 0.40	$ 0.45	$ 0.52
Vesting percentage	33.00%	25.00%			25.00%	25.00%		33.00%				33.00%	33.00%	33.00%	25.00%
Vesting on specific date | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | EquityInstruments		1,500,000					400,000
Fair value at measurement date (Per RSU)		$ 0.05					$ 0.11
Vesting period		90 days
Vesting percentage		25.00%			25.00%	25.00%	50.00%
Vesting on next specific date | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage							50.00%
Vesting based on total shareholder return | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | EquityInstruments													2,815,681	1,545,113
Fair value at measurement date (Per RSU)													$ 0.57	$ 0.67
Measurement period													3 years	3 years
Employees | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | EquityInstruments																			15,757,216		16,992,192		13,322,262
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measurement period																			1 year
Bottom of range | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			0.00%
Bottom of range | Deferred Cash Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measurement period																			1 year
Vesting percentage																			0.00%
Bottom of range | Vesting based on ATSR | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		0.00%		0.00%			0.00%			0.00%	0.00%
Bottom of range | Vesting based on total shareholder return | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage													0.00%	0.00%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measurement period																			3 years
Vesting percentage																			300.00%
Top of range | Deferred Cash Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measurement period																			3 years
Top of range | Vesting based on ATSR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				150.00%
Top of range | Vesting based on ATSR | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		150.00%	150.00%				133.00%		133.00%		133.00%
Top of range | Vesting on specific date | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					90 days	90 days
Top of range | Vesting based on total shareholder return | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage													200.00%	200.00%